SEMI-ANNUAL
 ................................................................................
                                FINANCIAL REPORT
 ................................................................................
                                STI CLASSIC FUNDS
 ................................................................................
                            A Family of Mutual Funds
 ................................................................................

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                November 30, 2000


                                 [Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

As of November 30, 2000, your STI Classic Funds' assets totaled $21.2 billion, an increase of 2.0% over the period ending May 31, 2000, the Funds' fiscal year end.

U.S. economic expansion has now passed nine years in duration and is the longest in history. However, growth has slowed substantially and many investors are questioning whether a recession will develop. Moreover, many companies are reporting weaker earnings in this economic slowdown. It is certainly a more challenging environment for stock investors. Regardless, inflation remains low due to productivity gains and lack of corporate pricing power. As a result, longer-term interest rates have continued to decline. Thus, the Federal Reserve has substantial flexibility to decrease money market rates and provide a safety net for the economy. We also believe that most stocks have declined substantially as a result of prior Fed tightening. Thus, stock opportunities have emerged and our belief in a more diversified approach beyond just technology stocks will continue to benefit investors in this difficult environment.


                                            Sincerely,


                                            /s/signature omitted

                                            Douglas S. Phillips, CFA
                                            President, Chief Investment Officer
                                            Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (18.8%)
AUTOMOTIVE (3.3%)
   DailmerChrysler
     6.820%, 04/17/01                            $30,000           $     29,259
     6.830%, 05/01/01                             25,000                 24,318
     6.430%, 05/21/01                             25,000                 24,236
                                                                   ------------
                                                                         77,813
                                                                   ------------
CONSUMER STAPLES (1.6%)
   Philip Morris
     6.340%, 08/02/01                             40,000                 38,281
                                                                   ------------
FINANCE (13.9%)
   Associates
     6.700%, 12/15/00                             70,000                 69,823
   Beta Finance
     7.240%, 06/19/01                             40,000                 40,000
   Credit Suisse First Boston
     7.010%, 07/13/01                             45,000                 45,000
   Deutsche Bank
     6.810%, 04/10/01                             30,000                 29,298
     6.430%, 05/29/01                             25,000                 24,201
   GE Capital International Funding
     6.690%, 03/02/01                             45,000                 44,239
     6.640%, 03/09/01                             25,000                 24,548
     6.850%, 04/27/01                             30,000                 29,201
   Sigma Finance (A)
     7.400%, 05/25/01                             25,000                 25,000
                                                                   ------------
                                                                        331,310
                                                                   ------------
Total Commercial Paper
     (Cost $447,404)                                                    447,404
                                                                   ------------
CORPORATE OBLIGATIONS (40.4%)
BANKS (13.8%)
   AmSouth Bank (B)
     6.640%, 05/08/01                             50,000                 49,993
     6.660%, 08/07/01                             25,000                 24,997

--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
BANKS--CONTINUED
   Branch Banking & Trust (B)
     6.670%, 02/01/01                            $35,000           $     34,997
     6.660%, 05/29/01                             40,000                 40,000
   Canadian Imperial Bank
     7.070%, 05/03/01                             40,000                 39,998
   First Union National Bank (B)
     6.660%, 05/08/01                             50,000                 50,000
     6.680%, 07/25/01                             50,000                 50,000
   Wachovia Bank, MTN (B)
     6.673%, 06/04/01                             40,000                 39,999
                                                                   ------------
                                                                        329,984
                                                                   ------------
ENTERTAINMENT (3.5%)
   Tampa Bay Devil Rays, Ser 1998 (B)
     6.780%, 04/01/10                             50,745                 50,745
   Walt Disney (A)
     4.200%, 03/15/01                             33,100                 32,871
                                                                   ------------
                                                                         83,616
                                                                   ------------
FINANCE (11.8%)
   Associates (B)
     6.850%, 08/27/01                             25,000                 25,015
   Beta Finance, MTN
     6.935%, 08/21/01                             25,000                 25,000
   Beta Finance, MTN (B)
     6.904%, 04/10/01                             30,000                 30,000
   Credit Suisse First Boston, MTN (B)
     6.630%, 10/04/01                             60,000                 60,000
   Ford Motor Credit, MTN (B)
     6.820%, 10/01/01                             20,000                 20,025
   General Motors Acceptance
     6.375%, 12/01/01                             12,000                 11,964
   Sigma Finance
     7.050%, 07/17/01                             30,000                 30,000
   Sigma Finance (A)
     6.570%, 01/10/01                             20,000                 20,000
   Sigma Finance, MTN
     6.800%, 03/30/01                             30,000                 30,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   UBS Finance
     6.475%, 01/08/01                            $30,000           $     29,999
                                                                   ------------
                                                                        282,003
                                                                   ------------
INVESTMENT BANKERS/BROKER DEALERS (10.9%)
   Bear Stearns, MTN (B)
     6.690%, 06/01/01                             40,000                 40,000
     6.720%, 06/20/01                             40,000                 40,000
   Goldman Sachs, MTN
     6.500%, 12/22/00                             20,000                 20,000
   Merrill Lynch, MTN
     6.735%, 02/28/01                             25,000                 24,999
     7.260%, 05/15/01                             50,000                 49,998
   Merrill Lynch, MTN, Ser B
     6.750%, 09/19/01                             30,000                 30,000
   Morgan Stanley Dean Witter (B)
     6.600%, 02/28/01                             55,000                 55,000
                                                                   ------------
                                                                        259,997
                                                                   ------------
SPECIAL PURPOSE ENTITY (0.4%)
   Assisted Living Funding, Ser 1999 (B)
     6.780%, 09/01/19                             10,000                 10,000
                                                                   ------------
Total Corporate Obligations
     (Cost $965,600)                                                    965,600
                                                                   ------------
CERTIFICATES OF DEPOSIT (4.4%)
   Canadian Imperial Bank
     6.670%, 02/12/01                             40,000                 39,996
   Royal Bank of Canada
     6.470%, 01/10/01                             40,000                 39,998
     6.685%, 10/09/01                             25,000                 25,006
                                                                   ------------
Total Certificates of Deposit
     (Cost $105,000)                                                    105,000
                                                                   ------------

--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.4%)
   FHLB, Ser IP00 (B)
     6.619%, 12/20/00                            $50,000           $     50,000
   FHLB, Ser U301 (B)
     6.914%, 10/11/01                             50,000                 50,000
   FHLB, Ser X101 (B)
     6.904%, 11/08/01                             45,000                 45,000
   FHLMC, MTN
     6.255%, 01/12/01                             20,000                 19,997
   FNMA, MTN, Ser B
     6.320%, 02/02/01                             50,000                 49,992
   FNMADN
     6.540%, 10/05/01                             35,000                 33,161
                                                                   ------------
Total U.S. Governmnet Agency Obligations
     (Cost $248,150)                                                    248,150
                                                                   ------------
TAXABLE MUNICIPAL BONDS (3.9%)
   California Housing Finance Agency,
     Ser H, RB, MBIA (B)
     6.600%, 08/01/19                             30,625                 30,625
   Mt. Vernon, Virginia, Multi-Family
     Housing Notes (C)
     6.670%, 01/01/10                             23,000                 23,000
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, RB,
     Ser B (B) (C)
     6.730%, 07/01/31                             19,000                 19,000
   New York City, Multi-Family
     Housing Development Authority,
     West 26th St. Development Project,
     RB, Ser A (B) (C)
     6.645%, 06/01/33                             21,000                 21,000
                                                                   ------------
Total Taxable Municipal Bonds
     (Cost $93,625)                                                      93,625
                                                                   ------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                              SHARES/FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (4.2%)
   AIM Liquid Assets Portfolio               100,000,000             $  100,000
                                                                     ----------
Total Cash Equivalent
     (Cost $100,000)                                                    100,000
                                                                     ----------
REPURCHASE AGREEMENTS (16.7%)
   ABN Amro
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $112,810,095 (collateralized by
     FHLMC and FNMA obligations:
     total market value
     $115,046,304) (D)                          $112,790                112,790
   Barclays Capital
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $35,158,658 (collateralized by
     FHLMC obligation: total
     market value $35,856,067) (D)                35,152                 35,152
   Greenwich Capital
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $91,531,037 (collateralized by
     GNMA obligations: total market
     value $93,347,134) (D)                       91,515                 91,515
   Merrill Lynch
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $62,677,842 (collateralized by
     FHLMC and FNMA obligations:
     total market value $64,051,899) (D)          62,667                 62,667
   Salomon Smith Barney
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $41,409,611 (collateralized by
     FHLMC and FNMA obligations:
     total market value $43,237,282) (D)          41,402                 41,402

--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   UBS Warburg
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $55,936,111 (collateralized by
     FHLMC obligations: total
     market value $57,045,470) (D)               $55,926             $   55,926
                                                                     ----------
Total Repurchase Agreements
     (Cost $399,452)                                                    399,452
                                                                     ----------
Total Investments (98.8%)
   (Cost $2,359,231)                                                  2,359,231
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET (1.2%)                                 27,575
                                                                     ----------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,386,806,426 outstanding
   shares of beneficial interest                                      2,386,805
Accumulated net realized gain
   on investments                                                             1
                                                                     ----------
Total Net Assets 100.0%                                              $2,386,806
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                                $1.00
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
              FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (50.1%)
   FHLB
     5.965%, 12/01/00                            $20,000               $ 20,000
   FHLB, Ser 6U01
     6.580%, 02/09/01                             15,000                 15,000
   FHLB, Ser HT00
     4.950%, 12/04/00                             20,000                 19,998
   FHLB, Ser IP00 (B)
     6.619%, 12/20/00                             50,000                 50,000
   FHLB, Ser U301 (B)
     6.914%, 10/11/01                             25,000                 25,000
   FHLMCDN
     6.115%, 03/16/01                             15,000                 14,733
     6.730%, 05/24/01                             15,000                 14,512
     6.440%, 07/19/01                             20,000                 19,177
     6.320%, 08/16/01                             10,000                  9,547
     6.603%, 09/13/01                             10,000                  9,508
   FNMA
     6.445%, 02/23/01                             10,000                  9,996
   6.625%, 03/01/01                               15,000                 15,000
     7.000%, 05/17/01                             15,000                 15,002
     6.500%, 11/14/01                             15,000                 15,011
   FNMADN
     6.700%, 05/10/01                             10,000                  9,702
     6.470%, 06/06/01                             15,000                 14,496
     6.870%, 07/27/01                             15,000                 14,362
     6.290%, 08/01/01                             15,000                 14,363
     6.540%, 10/05/01                             20,000                 18,949
   SLMA, MTN
     6.780%, 09/05/01                             35,000                 34,995
                                                                       --------
Total U.S. Government Agency Obligations
     (Cost $359,351)                                                    359,351
                                                                       --------

--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (49.6%)
   ABN Amro
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $159,344,176 (collateralized by
     FHLMC and FNMA obligations:
     total market value
     $162,501,765) (D)                          $159,316               $159,316
   Deutsche Bank
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $151,180,551 (collateralized by
     FHLMC and FNMA obligations:
     total market value
     $154,176,368) (D)                           151,153                151,153
   Greenwich Capital
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $21,169,539 (collateralized by
     GNMA obligations: total market
     value $21,590,829) (D)                       21,166                 21,166
   JP Morgan
     6.490%, dated 11/30/00, matures
     12/01/00, repurchase price
     $24,056,465 (collateralized by
     GNMA obligations: total market
     value $24,533,172) (D)                       24,052                 24,052
                                                                       --------
Total Repurchase Agreements
     (Cost $355,687)                                                    355,687
                                                                       --------
Total Investments (99.7%)
   (Cost $715,038)                                                      715,038
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)                                  2,310
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par
   value) based on 717,367,189 outstanding
   shares of beneficial interest                                       $717,367
Undistributed net investment income                                           6
Accumulated net realized loss
   on investments                                                           (25)
                                                                       --------
Total Net Assets 100.0%                                                $717,348
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                                $1.00
                                                                       ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.9%)
   U.S. Treasury Bill (C)
     6.362%, 12/21/00                           $500,000             $  498,242
   U.S. Treasury Note
     5.000%, 02/28/01                             30,000                 29,903
                                                                     ----------
Total U.S. Treasury Obligations
     (Cost $528,145)                                                    528,145
                                                                     ----------
REPURCHASE AGREEMENTS (68.5%)
   ABN Amro
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $336,509,499 (collateralized by
     U.S. Treasury Notes: total market
     value $343,179,004) (D)                     336,449                336,449
   Barclays Capital
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $76,296,635 (collateralized by
     U.S. Treasury Bill: total market
     value $77,809,572) (D)                       76,283                 76,283
   Deutsche Bank
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $68,518,696 (collateralized by
     U.S. Treasury Bills, Notes and
     STRIPS: total market value
     $69,876,680) (D)                             68,507                 68,507
   Greenwich Capital
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $75,799,210 (collateralized by
     U.S. Treasury STRIPS: total market
     value $77,303,912) (D)                       75,786                 75,786

--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--CONTINUED
   JP Morgan
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $158,912,041 (collateralized by
     U.S. Treasury Bill and Bond: total
     market value $162,061,988) (D)             $158,884             $  158,884
   Merrill Lynch
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $76,925,146 (collateralized by
     U.S. Treasury Bond: total market
     value $78,453,093) (D)                       76,911                 76,911
   Salomon Smith Barney
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $69,670,821 (collateralized by
     U.S. Treasury Bonds and Notes:
     total market value $71,238,653) (D)          69,658                 69,658
   UBS Warburg
     6.440%, dated 11/30/00, matures
     12/01/00, repurchase price
     $273,095,948 (collateralized by
     U.S. Treasury STRIPS: total
     market value $278,509,883) (D)              273,047                273,047
                                                                     ----------
Total Repurchase Agreements
     (Cost $1,135,525)                                                1,135,525
                                                                     ----------
Total Investments (100.4%)
   (Cost $1,663,670)                                                  1,663,670
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)                                (6,174)
                                                                     ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000                                 (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 449,506,641 outstanding
   shares of beneficial interest                                     $  449,506
Fund shares of the Corporate Trust Shares
   (unlimited authorization -- no par value)
   based on 1,207,969,799 outstanding
   shares of beneficial interest                                      1,207,969
Undistributed net investment income                                          32
Accumulated net realized loss on investments                                (11)
                                                                     ----------
Total Net Assets 100.0%                                              $1,657,496
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                                $1.00
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares                              $1.00
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

--------------------------------------------------------------------------------


                        KEY TO ABBREVIATIONS USED IN THE
                            STATEMENTS OF NET ASSETS



FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FHLMCDN   Federal Home Loan Mortgage Corporation Discount Note
FNMA      Federal National Mortgage Association
FNMADN    Federal National Mortgage Association Discount Note
GNMA      Government National Mortgage Association
MBIA      Security insured by the Municipal Bond Investors Assurance Corporation
MTN       Medium Term Note
RB        Revenue Bond
Ser       Series
SLMA      Student Loan Marketing Association
STRIPS    Separate Trading of Registered Interest and Principal of Securities
(A)       Private Placement Security
(B) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2000. The date shown is the next scheduled reset date.
(C) Zero Coupon Security. Rate shown is the effective yield at time of purchase.
(D)       Tri-Party Repurchase Agreement

                       This page intentionally left blank.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2000   (UNAUDITED)


                                                                    CLASSIC             CLASSIC            CLASSIC
                                                                 INSTITUTIONAL       INSTITUTIONAL      INSTITUTIONAL
                                                                CASH MANAGEMENT     U.S. GOVERNMENT     U.S. TREASURY
                                                                 MONEY MARKET      SECURITIES MONEY   SECURITIES MONEY
                                                                     FUND             MARKET FUND        MARKET FUND
                                                                ----------------   ----------------   ----------------
                                                                   06/01/00-           06/01/00-          06/01/00-
                                                                   11/30/00            11/30/00           11/30/00
                                                                  -----------         -----------        -----------
Income:
   Interest Income ...........................................      $81,427             $21,753            $49,816
                                                                    -------             -------            -------
Expenses:
   Investment Advisory Fees ..................................        2,433                 666              1,552
   Less: Investment Advisory Fees Waived .....................         (343)                (84)              (144)
   Administrator Fees ........................................          857                 235                547
   Less: Administrator Fees Waived ...........................         (243)                (67)              (155)
   Transfer Agent Fees - Institutional Shares ................            8                   8                  8
   Transfer Agent Fees - Corporate Trust Shares ..............           --                  --                  8
   Transfer Agent Out of Pocket Expenses .....................          109                  30                 62
   Printing Fees .............................................           61                  17                 39
   Custody Fees ..............................................           48                  14                 31
   Professional Fees .........................................           49                  13                 31
   Trustee Fees ..............................................           12                   4                  8
   Registration Fees .........................................           61                  13                 39
   Shareholder Service Fees ..................................           --                  --              1,233
   Insurance and Other Fees ..................................           --                  --                 --
                                                                    -------             -------            -------
   Total Expenses ............................................        3,052                 849              3,259
                                                                    -------             -------            -------
   Net Investment Income .....................................       78,375              20,904             46,557
                                                                    -------             -------            -------
Net Realized Loss on Securities Sold .........................           --                  --                (11)
                                                                    -------             -------            -------
Increase in Net Assets Resulting from Operations .............      $78,375             $20,904            $46,546
                                                                    =======             =======            =======

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED NOVEMBER 30, 2000
AND THE YEAR ENDED MAY 31, 2000


                                               CLASSIC                       CLASSIC                      CLASSIC
                                            INSTITUTIONAL                 INSTITUTIONAL                INSTITUTIONAL
                                           CASH MANAGEMENT               U.S. GOVERNMENT               U.S. TREASURY
                                            MONEY MARKET                SECURITIES MONEY             SECURITIES MONEY
                                                FUND                       MARKET FUND                  MARKET FUND
                                      -------------------------   --------------------------   -------------------------
                                       06/01/00-     06/01/99-     06/01/00-      06/01/99-     06/01/00-     06/01/99-
                                       11/30/00      05/31/00      11/30/00       05/31/00      11/30/00      05/31/00
                                      -----------   -----------   -----------    -----------   -----------   -----------
Operations:
  Net Investment Income ............   $   78,375    $  118,955    $   20,904     $   35,721    $   46,557    $   68,545
  Net Realized Gain (Loss)
      on Investments ...............           --            --            --             --           (11)            3
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Increase in Net Assets
      from Operations ..............       78,375       118,955        20,904         35,721        46,546        68,548
                                       ----------    ----------    ----------     ----------    ----------    ----------
Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ...........      (77,810)     (119,528)      (20,898)       (35,721)       (9,809)      (14,676)
    Corporate Trust Shares .........           --            --            --             --       (36,752)      (53,866)
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Total Distributions ..............      (77,810)     (119,528)      (20,898)       (35,721)      (46,561)      (68,542)
                                       ----------    ----------    ----------     ----------    ----------    ----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from
      Shares Issued ................    3,028,212     7,310,322       888,894      1,986,992       990,365     1,631,329
    Reinvestments of
  Cash Distributions ...............       54,494        76,132         5,642         12,023         8,921        14,668
    Cost of Shares Repurchased .....   (3,008,150)   (6,962,679)     (827,820)    (1,965,478)     (879,479)   (1,599,793)
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Increase in Net Assets
    from Institutional Share
    Transactions ...................       74,556       423,775        66,716         33,537       119,807        46,204
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Corporate Trust Shares:
    Proceeds from
      Shares Issued ................           --            --            --             --     1,218,429     3,577,647
    Cost of Shares Repurchased .....           --            --            --             --    (1,148,991)   (2,439,116)
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Increase in Net Assets
    from Corporate Trust Share
    Transactions ...................           --            --            --             --        69,438     1,138,531
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Increase in Net Assets
      from Share Transactions ......       74,556       423,775        66,716         33,537       189,245     1,184,735
                                       ----------    ----------    ----------     ----------    ----------    ----------
      Total Increase
       in Net Assets ...............       75,121       423,202        66,722         33,537       189,230     1,184,741
                                       ----------    ----------    ----------     ----------    ----------    ----------
Net Assets:
    Beginning of Period ............    2,311,685     1,888,483       650,626        617,089     1,468,266       283,525
                                       ----------    ----------    ----------     ----------    ----------    ----------
    End of Period ..................   $2,386,806    $2,311,685    $  717,348     $  650,626    $1,657,496    $1,468,266
                                       ==========    ==========    ==========     ==========    ==========    ==========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


                                               CLASSIC                       CLASSIC                      CLASSIC
                                            INSTITUTIONAL                 INSTITUTIONAL                INSTITUTIONAL
                                           CASH MANAGEMENT               U.S. GOVERNMENT               U.S. TREASURY
                                            MONEY MARKET                SECURITIES MONEY             SECURITIES MONEY
                                                FUND                       MARKET FUND                  MARKET FUND
                                      -------------------------   --------------------------   -------------------------
                                       06/01/00-     06/01/99-     06/01/00-      06/01/99-     06/01/00-     06/01/99-
                                       11/30/00      05/31/00      11/30/00       05/31/00      11/30/00      05/31/00
                                      -----------   -----------   -----------    -----------   -----------   -----------
(1) Shares Issued and Redeemed:
  Institutional Shares:
    Shares Issued ..................    3,028,213     7,310,322       888,894      1,986,991       990,365     1,631,329
    Shares Issued in Lieu
      of Cash Distributions ........       54,494        76,132         5,642         12,023         8,921        14,668
    Shares Redeemed ................   (3,008,150)   (6,962,679)     (827,820)    (1,965,478)     (879,479)   (1,599,793)
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Net Institutional
   Share Transactions ..............       74,557       423,775        66,716         33,536       119,807        46,204
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Corporate Trust Shares:
    Shares Issued ..................           --            --            --             --     1,218,429     3,577,647
    Shares Redeemed ................           --            --            --             --    (1,148,991)   (2,439,116)
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Net Corporate Trust
      Share Transactions ...........           --            --            --             --        69,438     1,138,531
                                       ----------    ----------    ----------     ----------    ----------    ----------
  Net Change in Capital
      Shares .......................       74,557       423,775        66,716         33,536       189,245     1,184,735
                                       ==========    ==========    ==========     ==========    ==========    ==========

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                NET                                    NET ASSET
                         NET ASSET VALUE     INVESTMENT      DISTRIBUTIONS FROM        VALUE END             TOTAL
                       BEGINNING OF PERIOD     INCOME       NET INVESTMENT INCOME      OF PERIOD            RETURN+
                       -------------------   ----------     ---------------------   ---------------        ---------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2000*             $1.00             $0.03              $(0.03)                $1.00                3.24%
           2000               1.00              0.05               (0.05)                 1.00                5.56
           1999**             1.00              0.02               (0.02)                 1.00                1.58
           For the years ended January 31:
           1999               1.00              0.05               (0.05)                 1.00                5.46
           1998               1.00              0.06               (0.06)                 1.00                5.66
           1997               1.00              0.05               (0.05)                 1.00                5.45
           1996(B)            1.00              0.02               (0.02)                 1.00                1.42

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           2000*             $1.00             $0.03              $(0.03)                $1.00                3.18%
           2000               1.00              0.05               (0.05)                 1.00                5.39
           1999**             1.00              0.02               (0.02)                 1.00                1.56
           For the years ended January 31:
           1999               1.00              0.05               (0.05)                 1.00                5.30
           1998               1.00              0.05               (0.05)                 1.00                5.52
           1997               1.00              0.05               (0.05)                 1.00                5.29
           1996               1.00              0.06               (0.06)                 1.00                5.88

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2000*             $1.00             $0.03              $(0.03)                $1.00                3.12%
           2000               1.00              0.05               (0.05)                 1.00                5.25
           1999               1.00              0.05               (0.05)                 1.00                4.97
           1998               1.00              0.05               (0.05)                 1.00                5.50
           1997(D)            1.00              0.02               (0.02)                 1.00                2.46
Corporate Trust Shares
           2000*             $1.00             $0.03              $(0.03)                $1.00                3.02%
           2000 (E)           1.00              0.05               (0.05)                 1.00                5.02


--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
                                                                                                                      RATIO OF
                                                                                              RATIO OF             NET INVESTMENT
                                                                       RATIO OF             EXPENSES TO              INCOME TO
                        NET ASSETS             RATIO OF             NET INVESTMENT       AVERAGE NET ASSETS      AVERAGE NET ASSETS
                          END OF              EXPENSES TO             INCOME TO          (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
                       PERIOD (000)       AVERAGE NET ASSETS     AVERAGE NET ASSETS      AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
                       ------------       ------------------     ------------------      -------------------     -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2000*       $2,386,806               0.25%                    6.41%                   0.30%                   6.36%
           2000         2,311,685               0.25                     5.42                    0.30                    5.37
           1999**       1,888,483               0.25                     4.79                    0.35                    4.69
           For the years ended January 31:
           1999           884,490               0.23                     5.31                    0.35                    5.19
           1998           740,837               0.20                     5.52                    0.36                    5.36
           1997           477,435               0.20                     5.33                    0.38                    5.15
           1996(B)        382,632               0.20                     5.61                    0.40                    5.41

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           2000*       $  717,348               0.25%                    6.26%                   0.30%                   6.21%
           2000           650,626               0.25                     5.27                    0.29                    5.23
           1999**         617,089               0.25                     4.73                    0.36                    4.62
           For the years ended January 31:
           1999           688,031               0.23                     5.18                    0.36                    5.05
           1998           789,410               0.20                     5.39                    0.37                    5.22
           1997           586,731               0.20                     5.17                    0.37                    5.00
           1996           514,870               0.20                     5.72                    0.37                    5.55

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2000*       $  449,528               0.26%                    6.14%                   0.30%                   6.10%
           2000           329,725               0.25                     5.17%                   0.31                    5.11
           1999           283,525               0.20                     4.83                    0.47                    4.56
           1998           140,334               0.18                     5.34                    0.38                    5.14
           1997(D)         20,238               0.09                     5.27                    0.51                    4.85
Corporate Trust Shares
           2000*       $1,207,968               0.46%                    5.94%                   0.50%                   5.90%
           2000 (E)     1,138,541               0.45                     4.93                    0.49                    4.89


(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(B) Commenced operations on October 25, 1995. All ratios for the period have been annualized.
(C) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(D) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
(E) Commenced operations on June 3, 1999. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
  * For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 ** For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 & 15

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of November 30, 2000: the Balanced Fund, the Capital Appreciation Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund) (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agree-

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     ments mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $930,925 for the six month period ended November 30, 2000.

4. Administration, Shareholder, and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan (the "Plan") for the Corporate Trust Shares. The Fund pays the Distributor a monthly shareholder services fee at an annual rate of
 .20% of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by the Distributor

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                       MAXIMUM
                                                                       ANNUAL
                                                                      ADVISORY
                                                                         FEE
                                                                     ----------
Classic Institutional Cash Management
   Money Market Fund                                                     .20%
Classic Institutional U.S. Government Securities
   Money Market Fund                                                     .20%
Classic Institutional U.S. Treasury Securities
   Money Market Fund                                                     .20%

The Investment Adviser and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated, are determined by the Adviser to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


7. Investment Transactions:

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains at May 31, 2000. The Funds also had capital loss carryforwards at May 31, 2000 as follows:


                                CAPITAL LOSS                          POST 10/31
                                 CARRYOVER     EXPIRES     EXPIRES     DEFERRED
                                   5/31/00      2003        2004         LOSS
FUND                                (000)       (000)       (000)        (000)
------                          ------------   -------     -------    ----------
Classic Institutional
   U.S. Government
   Securities Money
   Market Fund                       $25         $11         $14          $--
Classic Institutional
   U.S. Treasury Securities
   Money Market Fund                  --          --          --            3

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

8.  Shareholder Voting Results:

There was a special meeting of shareholders held on October 27, 2000 and continued on November 10, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:

Proposal 1: To consider and act upon a proposal to elect members to the Board of Trustees of each Trust.


1.  Approval of the election of Thomas Gallagher.
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              9,384,024,469                 99.76%                69.87%
Withheld            22,376,293                  0.24%                 0.16%
               ----------------            --------------        --------------
                 9,406,400,762                100.00%                70.03%

2.  Approval of the election of James O. Robbins.
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              9,384,046,726                 99.76%                69.87%
Withheld            22,354,036                  0.24%                 0.16%
               ----------------            --------------        --------------
                 9,406,400,762                100.00%                70.03%

3.  Approval of the election of F. Wendell Gooch.
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              9,384,006,466                 99.76%                69.87%
Withheld            22,394,296                  0.24%                 0.16%
               ----------------            --------------        --------------
                 9,406,400,762                100.00%                70.03%

4.  Approval of the election of Wilton Looney
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              9,379,720,005                 99.72%                69.84%
Withheld            26,680,757                  0.28%                 0.20%
               ----------------            --------------        --------------
                 9,406,400,762                100.00%                70.04%

5.  Approval of the election of Jonathan T. Walton.
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              9,379,944,586                 99.72%                69.84%
Withheld            26,456,176                  0.28%                 0.19%
               ----------------            --------------        --------------
                 9,406,400,762                100.00%                 70.03%

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


Proposal 2: To approve the adoption of standardized investment policies by revising or eliminating certain of the Trust's current fundamental investment policies.

2.1.  To revise the fundamental policies concerning diversification.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,739                 99.87%                96.75%
Against              2,822,322                  0.11%                 0.11%
Abstain                312,672                  0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                902,605,228                 95.60%                48.37%
Against             13,028,308                  1.37%                 0.69%
Abstain             28,481,935                  3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                 99.64%                 73.98%
Against              1,625,406                  0.32%                  0.23%
Abstain                176,066                  0.03%                  0.02%
               ----------------            --------------        --------------
                   505,751,052                100.00%                 74.24%

2.2.  To eliminate the policies concerning investing for control.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,841,587                  99.86%                96.75%
Against              2,853,683                   0.11%                 0.11%
Abstain                326,463                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                898,781,839                 95.19%                48.17%
Against             14,784,892                  1.56%                 0.79%
Abstain             30,548,740                  3.23%                 1.63%
               ----------------            --------------        --------------
                   944,115,471                100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                 99.64%                73.98%
Against              1,625,406                  0.32%                 0.23%
Abstain                176,066                  0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                100.00%                74.24%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


2.3.  To revise the fundamental investment policy concerning borrowing.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,557                 99.87%                96.75%
Against              2,822,504                  0.11%                 0.11%
Abstain                312,672                  0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                903,282,877                  95.67%                48.41%
Against             12,352,072                   1.30%                 0.66%
Abstain             28,480,522                   3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.60%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                  99.64%                73.98%
Against              1,625,406                   0.32%                 0.23%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

2.4. To eliminate the fundamental policies concerning pledging, mortgaging or hypothecating assets.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,855,196                  99.86%                96.75%
Against              2,853,865                   0.11%                 0.11%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                901,079,509                  95.44%                48.29%
Against             12,728,789                   1.34%                 0.68%
Abstain             30,307,173                   3.21%                 1.62%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.60%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                  99.64%                73.98%
Against              1,625,406                   0.32%                 0.23%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


2.5.  To revise the fundamental policies concerning securities lending.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,557                  99.87%                96.75%
Against              2,822,504                   0.11%                 0.11%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                902,470,059                  95.58%                48.36%
Against             13,164,890                   1.39%                 0.70%
Abstain             28,480,522                   3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                  99.64%                73.98%
Against              1,625,406                   0.32%                 0.23%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%


2.6. To eliminate the fundamental policies concerning investment in other investment companies.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,739                  99.87%                96.75%
Against              2,822,322                   0.11%                 0.11%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                902,635,901                  95.60%                48.37%
Against             11,638,248                   1.23%                 0.62%
Abstain             29,841,322                   3.16%                 1.59%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                  99.64%                73.98%
Against              1,625,406                   0.32%                 0.23%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


2.7.  To eliminate the fundamental policies concerning short sales.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,872,766                  99.86%                96.75%
Against              2,822,504                   0.11%                 0.11%
Abstain                326,463                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                900,574,783                  95.38%                48.26%
Against             15,060,166                   1.59%                 0.80%
Abstain             28,480,522                   3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.60%


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                504,030,368                  99.65%                73.99%
Against              1,544,618                   0.30%                 0.22%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%


2.8.  To revise the fundamental policies concerning investment in real estate.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,739                  99.87%                96.75%
Against              2,822,322                   0.11%                 0.11%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                901,217,403                  95.45%                48.30%
Against             13,659,535                   1.44%                 0.73%
Abstain             29,238,533                   3.09%                 1.56%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.60%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                504,030,368                  99.65%                73.99%
Against              1,544,618                   0.30%                 0.22%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2000


2.9.  To revise the fundamental policies concerning underwriting of securities.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,412,708,879                  99.98%                96.86%
Against                    182                     --%                   --%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                902,026,407                  95.54%                48.34%
Against             13,608,542                   1.44%                 0.72%
Abstain             28,480,522                   3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                504,030,368                  99.65%                73.99%
Against              1,544,618                   0.30%                 0.22%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

2.10.  To revise the fundamental policies concerning purchase of commodities.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,886,557                  99.87%                96.75%
Against              2,822,504                   0.11%                 0.11%
Abstain                312,672                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                901,382,795                  95.47%                48.31%
Against             14,252,154                   1.50%                 0.76%
Abstain             28,480,522                   3.01%                 1.52%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.59%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                504,030,368                  99.65%                73.99%
Against              1,544,618                   0.30%                 0.22%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


2.11.  To revise the fundamental policies concerning concentration.

CLASSIC INSTITUTIONAL CASH MANAGEMENT
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For              2,409,872,948                  99.86%                96.75%
Against              2,822,322                   0.11%                 0.11%
Abstain                326,463                   0.01%                 0.01%
               ----------------            --------------        --------------
                 2,413,021,733                 100.00%                96.87%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                901,899,127                  95.52%                48.33%
Against             12,977,811                   1.37%                 0.69%
Abstain             29,238,533                   3.09%                 1.56%
               ----------------            --------------        --------------
                   944,115,471                 100.00%                50.60%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
                 Shares Voted                % of Voted            % of Total
               ----------------            --------------        --------------
For                503,949,580                  99.64%                73.98%
Against              1,625,406                   0.32%                 0.23%
Abstain                176,066                   0.03%                 0.02%
               ----------------            --------------        --------------
                   505,751,052                 100.00%                74.24%

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.